AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 38.7%
Information Technology – 9.4%
Communications Equipment – 0.4%
Cisco Systems, Inc.	104,161	$6,427,775

IT Services – 0.3%
International Business Machines Corp.	16,002	3,979,057

Semiconductors & Semiconductor Equipment – 3.3%
Advanced Micro Devices, Inc.(a)	16,191	1,663,463
Broadcom, Inc.	46,272	7,747,321
Intel Corp.(a)	34,178	776,182
Micron Technology, Inc.	13,764	1,195,954
NVIDIA Corp.	262,065	28,402,605
NXP Semiconductors NV	17,676	3,359,501
Texas Instruments, Inc.	19,111	3,434,247

		46,579,273

Software – 3.0%
Adobe, Inc.(a)	14,730	5,649,397
Microsoft Corp.(b)	77,464	29,079,211
Oracle Corp.(b)	26,957	3,768,858
Salesforce, Inc.	14,118	3,788,707

		42,286,173

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.(b)	139,539	30,995,798
Epic Games, Inc.(a) (c) (d)	5,074	3,704,172

		34,699,970

		133,972,248

Financials – 7.5%
Banks – 2.1%
Bank of America Corp.	99,632	4,157,643
Fifth Third Bancorp	164,119	6,433,465
JPMorgan Chase & Co.	32,149	7,886,150
Wells Fargo & Co.(b)	161,807	11,616,124

		30,093,382

Capital Markets – 0.9%
Charles Schwab Corp. (The)	67,651	5,295,720
Goldman Sachs Group, Inc. (The)	6,062	3,311,610
Jefferies Financial Group, Inc.	90,684	4,857,942

		13,465,272

Consumer Finance – 0.7%
Capital One Financial Corp.	28,839	5,170,833
SLM Corp.	118,288	3,474,119
Stripe, Inc.(a) (c) (d)	24,598	883,191

		9,528,143

Financial Services – 3.1%
Apollo Global Management, Inc.	78,213	10,710,488
Berkshire Hathaway, Inc. - Class B(a)	37,836	20,150,697

Company	Shares	U.S. $ Value

Federal National Mortgage Association(a)	469,443	$2,966,880
Visa, Inc. - Class A(b)	29,389	10,299,669

		44,127,734

Insurance – 0.7%
Chubb Ltd.	22,609	6,827,692
Progressive Corp. (The)	12,049	3,409,987

		10,237,679

		107,452,210

Industrials – 4.8%
Aerospace & Defense – 1.2%
Boeing Co. (The)(a)	19,666	3,354,036
Northrop Grumman Corp.	6,354	3,253,312
RTX Corp.	75,476	9,997,551

		16,604,899

Electrical Equipment – 0.4%
Eaton Corp. PLC	18,474	5,021,787
GE Vernova, Inc.	3,031	925,304

		5,947,091

Ground Transportation – 0.8%
CSX Corp.	127,777	3,760,477
Uber Technologies, Inc.(a)	21,995	1,602,556
Union Pacific Corp.	26,116	6,169,644

		11,532,677

Industrial Conglomerates – 2.0%
3M Co.	96,933	14,235,580
Honeywell International, Inc.	68,780	14,564,165

		28,799,745

Machinery – 0.4%
Parker-Hannifin Corp.	8,627	5,243,922

		68,128,334

Communication Services – 4.7%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	408,404	11,549,665

Entertainment – 1.0%
IMAX Corp.(a)	24,995	658,618
Netflix, Inc.(a)	8,970	8,364,794
Walt Disney Co. (The)(b)	46,545	4,593,992

		13,617,404

Interactive Media & Services – 2.5%
Alphabet, Inc. - Class A	136,475	21,104,494
Meta Platforms, Inc. - Class A(b)	24,754	14,267,215

		35,371,709

Company	Shares	U.S. $ Value

Media – 0.1%
Sirius XM Holdings, Inc.	52,146	$1,175,632

Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc.	18,962	5,057,355

		66,771,765

Health Care – 4.5%
Biotechnology – 0.5%
AbbVie, Inc.	35,088	7,351,638

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	59,609	7,907,134
Boston Scientific Corp.(a)	51,883	5,233,957
Stryker Corp.	13,372	4,977,727

		18,118,818

Health Care Providers & Services – 1.2%
HCA Healthcare, Inc.	7,445	2,572,620
McKesson Corp.	11,209	7,543,545
UnitedHealth Group, Inc.	13,527	7,084,766

		17,200,931

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.	8,867	4,412,219

Pharmaceuticals – 1.2%
Eli Lilly & Co.	9,078	7,497,611
Johnson & Johnson(b)	55,325	9,175,098

		16,672,709

		63,756,315

Consumer Staples – 2.6%
Beverages – 0.7%
Coca-Cola Co. (The)	74,168	5,311,912
PepsiCo, Inc.	31,165	4,672,880

		9,984,792

Consumer Staples Distribution & Retail – 0.6%
Costco Wholesale Corp.	4,786	4,526,503
Walmart, Inc.	51,867	4,553,404

		9,079,907

Household Products – 0.3%
Procter & Gamble Co. (The)	27,197	4,634,913

Tobacco – 1.0%
Altria Group, Inc.	80,317	4,820,626
Philip Morris International, Inc.	57,211	9,081,102

		13,901,728

		37,601,340

Consumer Discretionary – 2.3%
Broadline Retail – 1.4%
Amazon.com, Inc.(a) (b)	102,385	19,479,770

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.3%
Booking Holdings, Inc.	983	$4,528,593

Specialty Retail – 0.6%
Home Depot, Inc. (The)(b)	23,776	8,713,666

		32,722,029

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Cheniere Energy, Inc.	12,136	2,808,270
EOG Resources, Inc.(b)	88,049	11,291,404
Exxon Mobil Corp.	93,446	11,113,533

		25,213,207

Utilities – 0.8%
Electric Utilities – 0.8%
Constellation Energy Corp.	7,831	1,578,964
PPL Corp.	273,569	9,878,577

		11,457,541

Materials – 0.3%
Chemicals – 0.3%
Sherwin-Williams Co. (The)	10,879	3,798,838

Total Common Stocks (cost $497,195,593)		550,873,827

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a) (c) (d)	4,614	0
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a) (c) (d) (e)	9,228	0

Total Warrants (cost $52,400)		0

SHORT-TERM INVESTMENTS – 60.2%
Investment Companies – 60.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(f) (g) (h) (cost $856,366,135)	856,366,135	856,366,135

Total Investments Before Securities Sold Short – 98.9% (cost $1,353,614,128)		1,407,239,962

SECURITIES SOLD SHORT – (0.8)%
COMMON STOCKS – (0.4)%
Real Estate – 0.0%
Hotel & Resort REITs – 0.0%
Chatham Lodging Trust	(63,011)	(449,268)

Company	Shares	U.S. $ Value

Retail REITs – 0.0%
Acadia Realty Trust	(47,573)	$(996,655)
Agree Realty Corp.	(9,507)	(733,845)

		(1,730,500)

		(2,179,768)

Financials – (0.1)%
Financial Services – 0.0%
Western Union Co. (The)	(32,331)	(342,062)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(46,119)	(922,380)

		(1,264,442)

Information Technology – (0.1)%
Software – (0.1)%
Roper Technologies, Inc.	(1,846)	(1,088,365)

Communication Services – (0.1)%
Interactive Media & Services – (0.1)%
Yelp, Inc.(a)	(26,752)	(990,626)

Industrials – (0.1)%
Machinery – (0.1)%
Snap-on, Inc.	(2,789)	(939,921)

Total Common Stocks (proceeds $6,157,696)		(6,463,122)

INVESTMENT COMPANIES – (0.4)%
Funds and Investment Trusts – (0.4)%(g)
Invesco CurrencyShares Euro Currency Trust	(23,806)	(2,378,220)
iShares 20+ Year Treasury Bond ETF	(36,180)	(3,293,465)

Total Investment Companies (proceeds $5,893,776)		(5,671,685)

Total Securities Sold Short (proceeds $12,051,472)		(12,134,807)

Total Investments, Net of Securities Sold Short – 98.1% (cost $1,341,562,656)(i)		1,395,105,155
Other assets less liabilities – 1.9%		27,338,583

Net Assets – 100.0%		$1,422,443,738

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
S&P 500 E-Mini Futures	39	June 2025	$11,023,838	$(116,518)
Sold Contracts
S&P 500 E-Mini Futures	119	June 2025	33,636,838	549,558

				$433,040

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Escrow shares.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,943,776 and gross unrealized depreciation of investments was $(8,968,237), resulting in net unrealized appreciation of $53,975,539.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$130,268,076	$—	$3,704,172		$133,972,248
Financials	106,569,019	—	883,191		107,452,210
Industrials	68,128,334	—	—		68,128,334
Communication Services	66,771,765	—	—		66,771,765
Health Care	63,756,315	—	—		63,756,315
Consumer Staples	37,601,340	—	—		37,601,340
Consumer Discretionary	32,722,029	—	—		32,722,029
Energy	25,213,207	—	—		25,213,207
Utilities	11,457,541	—	—		11,457,541
Materials	3,798,838	—	—		3,798,838
Warrants	—	—	0	(a)	—
Short-Term Investments	856,366,135	—	—		856,366,135

Investments in Securities:	Level 1	Level 2	Level 3		Total
Liabilities:
Common Stocks:
Real Estate	$(2,179,768)	$—	$—		$(2,179,768)
Financials	(1,264,442)	—	—		(1,264,442)
Information Technology	(1,088,365)	—	—		(1,088,365)
Communication Services	(990,626)	—	—		(990,626)
Industrials	(939,921)	—	—		(939,921)
Investment Companies	(5,671,685)	—	—		(5,671,685)

Total Investments in Securities	1,390,517,792	—	4,587,363	(a)	1,395,105,155
Other Financial Instruments(b):
Assets:
Futures	549,558	—	—		549,558
Liabilities:
Futures	(116,518)	—	—		(116,518)

Total	$1,390,950,832	$—	$4,587,363	(a)	$1,395,538,195

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2025 is as follows:

Fund	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$391,837	$999,575	$535,046	$856,366	$15,731